GMO Debt Opportunities Fund
GMO DEBT OPPORTUNITIES FUND
Investment objective
Positive total return.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Debt Opportunities Fund	Class III	Class VI
Purchase premium (as a percentage of amount invested)	0.40%	0.40%
Redemption fee (as a percentage of amount redeemed)	0.40%	0.40%

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Debt Opportunities Fund		Class III	Class VI
Management fee	[1]	0.25%	0.25%
Shareholder service fee	[1]	0.15%	0.055%
Other expenses		0.04%	0.04%
Total annual fund operating expenses		0.44%	0.35%
Expense reimbursement/waiver	[1]	(0.04%)	(0.04%)
Total annual fund operating expenses	[2]	0.40%	0.31%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2017, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	after expense reimbursement/waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO Debt Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	122	222	331	651
Class VI	113	194	282	540

If you do not sell your shares
Expense Example, No Redemption - GMO Debt Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	81	177	282	588
Class VI	72	148	232	477

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2016, the Fund’s portfolio turnover rate (excluding short-term investments) was 66% of the average value of its portfolio. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 29, 2016, excluding transactions in U.S. Treasury Fund, was 51% of the average value of its portfolio.
Principal investment strategies
The Fund invests primarily in debt investments (including both direct and indirect investments) and is not restricted in its exposure to any type of debt investment. The Fund may invest in securities of any credit quality and has no limit on how much it may invest in below investment grade securities (commonly referred to as "junk bonds"). The Fund's debt investments may include all types of interest rate, payment, and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features.

The Fund may invest in debt investments issued by a wide range of U.S. and, typically to a lesser extent, non-U.S. private issuers and by federal, state, local, and non-U.S. governments (whether or not guaranteed or insured by those governments). The Fund may invest in asset-backed securities (including, but not limited to, securities backed by pools of residential and commercial mortgages (including sub-prime mortgages), credit-card receivables, home equity loans, automobile loans, educational loans, corporate, sovereign and quasi-sovereign bonds, and bank loans made to corporations, or a combination of bonds and loans (commonly referred to as "collateralized debt obligations" or "collateralized loan obligations")), corporate debt securities, money market instruments, and commercial paper. As of the date of this Prospectus, the Fund has invested a substantial portion of its assets in asset-backed securities, many of which are below investment grade.

In selecting debt investments for the Fund's portfolio, GMO uses analytical techniques to evaluate the relative attractiveness of particular sectors and securities. The factors GMO considers and investment methods GMO uses can change over time.

The Fund does not maintain a specified interest rate duration for its portfolio.

Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments (see "Name Policies").

From time to time, the Fund may have some direct or indirect exposure to equities. The Fund may invest in securities of companies of any market capitalization.

The Fund also may invest in exchange-traded and over-the-counter (OTC) derivatives, including swap contracts (such as credit default swaps, swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, cross currency basis swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, correlation swaps, and other types of swaps), reverse repurchase agreements, and repurchase agreements. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.

The Fund may, but is not required to, hedge part or all of its net foreign currency exposure into U.S. dollars.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations, or in anticipation of such failure. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.

  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the creditworthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.

  Focused Investment Risk – Investments focused in a limited number of countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Leveraging Risk – The use of reverse repurchase agreements and other derivatives creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds (including underlying GMO Funds) in which it invests, including the risk that those underlying funds will not perform as expected.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

  Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as determined by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO’s incorrect assessment of the equity’s fundamental fair (or intrinsic) value. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

  Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class VI Shares Years Ending December 31
[1]	On December 21, 2015 GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.
[2]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the "Predecessor Fund") that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed "GMO Debt Opportunities Fund." Performance of the Fund through February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund's annual operating expenses (0.01% lower than those of the Fund). For information regarding GMO Short-Duration Collateral Fund's performance history, please see page 236 of this Prospectus.

Highest Quarter: 4.69% (3Q2012) Lowest Quarter: – 0.08% (3Q2015) Year-to-Date (as of 3/31/16): – 0.04%
Average Annual Total Returns Periods Ending December 31, 2015
Average Annual Total Returns - GMO Debt Opportunities Fund		1 Year	5 Years	10 Years	Incept.	Inception Date
Class VI	[1],[2]	0.86%			5.29%	Oct. 03, 2011
Class VI | Return After Taxes on Distributions	[1],[2]	0.12%			4.06%	Oct. 03, 2011
Class VI | Return After Taxes on Distributions and Sale of Fund Shares	[1],[2]	0.49%			3.71%	Oct. 03, 2011
J.P. Morgan U.S. 3 Month Cash Index (reflects no deduction for fees, expenses, or taxes)	[1],[2]	0.41%			0.50%	Oct. 03, 2011
[1]	On December 21, 2015 GMO changed the primary pricing source for certain fixed income asset-backed securities held by the Fund, which resulted in an increase of $0.04 to the December 21, 2015 net asset value of Class VI shares of the Fund.
[2]	The Fund is the accounting and performance successor to GMO Debt Opportunities Fund, a former series of GMO Trust offered pursuant to a private placement memorandum (the "Predecessor Fund") that had an investment objective and investment policies and restrictions substantially identical to those of the Fund. Effective February 12, 2014, the Predecessor Fund merged into the Fund (which was formerly known as GMO Short-Duration Collateral Fund), and the surviving entity was renamed "GMO Debt Opportunities Fund." Performance of the Fund through February 12, 2014 is that of the Predecessor Fund and reflects the Predecessor Fund's annual operating expenses (0.01% lower than those of the Fund). For information regarding GMO Short-Duration Collateral Fund's performance history, please see page 236 of this Prospectus.